Taxes on Income - Schedule of Components of Loss Before Tax and A Reconciliation of the Company’s Tax Expense to The Company’s Theoretical Statutory Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Loss Before Tax and Reconciliation Tax Expense [Abstract]
Tax at Israel statutory rate	$ (3,463)
Tax at Israel statutory rate	23.00%	23.00%	23.00%
Foreign tax effects	$ 62
Foreign tax effects	0.00%
Change in valuation allowances	$ 3,103
Change in valuation allowances	(21.00%)
Nontaxable or nondeductible items:
Share-based compensation	$ 290
Share-based compensation	(2.00%)
Others	$ 8
Others	0.00%
Effective tax rate
Effective tax rate
Net loss, as reported in the consolidated statements of comprehensive loss	$ 15,057	$ 15,318	$ 14,652
Israeli statutory income tax rate	23.00%	23.00%	23.00%
Theoretical tax benefit		$ 3,523	$ 3,370
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards		(3,523)	(3,370)
Income tax expense